Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Acquisition Costs
DAC at December 31 and the changes in the balance for the years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$5,246,343	6,283,236	4,362,771
Capitalization	730,825	1,006,773	911,425
Interest	239,127	172,195	181,239
Amortization	(1,244,315)	(1,438,375)	(1,331,923)
Change in shadow DAC	(1,121,140)	(777,486)	2,159,724
Balance, end of year	$3,850,840	5,246,343	6,283,236

Pretax Impact on Assets and Liabilities as Result of Unlocking
The pretax impact on the Company’s assets and liabilities as a result of the unlocking during the years ended December 31 is as follows:

	2017	2016	2015
Assets:
DAC	$(177,274)	(246,669)	(109,797)
DSI	(35,266)	(51,156)	(32,400)
VOBA	—	(212)	(180)
Reinsurance and investment contract recoverables	(7,645)	2,934	5,471
Total increase (decrease) in assets	(220,185)	(295,103)	(136,906)
Liabilities:
Account balances and future policy benefit reserves	(330,853)	(412,959)	(154,064)
Unearned premiums	(7,070)	(1,787)	(48,369)
Total increase (decrease) in liabilities	(337,923)	(414,746)	(202,433)
Net increase (decrease) in income before taxes	$117,738	119,643	65,527